Business Combination (Details) SFr in Millions		6 Months Ended
	Jun. 27, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CHF (SFr)	Dec. 31, 2025 USD ($)
Business Combination [Line Items]
Consideration amount	$ 3,500,000
Subscription capital increase		$ 6,400,000	SFr 5
Increase in Ownership Percentage		55.52%	55.52%
Outstanding ordinary shares diluted basis		51.93%	51.93%
Fair value of newly acquired interest		$ 6,400,000
Remeasurement Loss		320,000
Net acquisition date loss		270,000
Accumulated other comprehensive income / (loss)		$ 3,451,000		$ 3,426,000
Trade Names [Member]
Business Combination [Line Items]
Intangible asset useful life		15 years
Technology [Member]
Business Combination [Line Items]
Intangible asset useful life		15 years
Related Party [Member]
Business Combination [Line Items]
Investments				$ 3,400,000
Wecan [Member]
Business Combination [Line Items]
Ownership percentage	31.87%
Fair value of newly acquired interest		$ 3,100,000
Wecan [Member]
Business Combination [Line Items]
Goodwill expected to be deductible for income tax purposes.		0
Contributed revenue		24,333
Contributed net loss		148,543
Accumulated other comprehensive income / (loss)		$ 50,000